Average Annual Total Returns			12 Months Ended	60 Months Ended	77 Months Ended	80 Months Ended
		Dec. 15, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Pacer US Export Leaders Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer US Export Leaders Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			6.69%	11.95%	12.02%
S&P 900 IndexTM (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 900 IndexTM(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			24.37%	14.28%	13.75%
Solactive GPR Data & Infrastructure Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Solactive GPR Data & Infrastructure Real Estate Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		3.42%	3.36%		7.72%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%	14.53%		14.30%
FTSE NAREIT All Equity REITS Total Return Index (reflects no deduction for fees, expenses, or taxes), Since 5/15/18
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE NAREIT All Equity REITS Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.92%	3.29%		6.77%
Pacer US Export Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.02%	11.27%	11.33%
Performance Inception Date		Jul. 23, 2018
Pacer US Export Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.91%	11.14%	11.19%
Pacer US Export Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.65%	8.96%	9.13%
Pacer Data & Infrastructure Real Estate ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.55%	0.45%		5.26%
Performance Inception Date		May 15, 2018
Pacer Data & Infrastructure Real Estate ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.89%	(0.21%)		4.52%
Pacer Data & Infrastructure Real Estate ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.68%	0.15%		3.88%

[1]	Effective November 1, 2022, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index. Prior to November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Kelly Data Center & Tech Infrastructure Index. Performance shown for periods prior to November 1, 2022, is that of the Kelly Data Center & Tech Infrastructure Index.